Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares at redemption value	1,082,789	1,082,789	2,172,851
Common stock subject to possible redemption, per share (in Dollars per share)	$ 11.25	$ 11.22	$ 10.98
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,283,976	2,283,976	2,283,976
Common stock, shares outstanding	2,283,976	2,283,976	2,283,976